Closed Block (Liabilities and Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Closed Block Liabilities
Future policy benefits	$ 40,834	$ 41,278
Other policy-related balances	257	249
Policyholder dividends payable	443	468
Policyholder dividend obligation	1,931	1,783	$ 3,155	$ 1,771
Current income tax payable	4	0
Other liabilities	196	380
Total closed block liabilities	43,665	44,158
Assets Designated to the Closed Block
Fixed maturity securities available-for-sale, at estimated fair value	27,220	27,556
Equity securities available-for-sale, at estimated fair value	100	111
Mortgage loans	5,935	6,022
Policy loans	4,553	4,642
Real estate and real estate joint ventures	655	462
Other invested assets	1,246	1,066
Total investments	39,709	39,859
Cash and cash equivalents	18	236
Accrued investment income	467	474
Premiums, reinsurance and other receivables	68	56
Current income tax recoverable	0	11
Deferred income tax assets	177	234
Total assets designated to the closed block	40,439	40,870
Excess of closed block liabilities over assets designated to the closed block	3,226	3,288
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax	1,517	1,382
Unrealized gains (losses) on derivatives, net of income tax	95	76
Allocated to policyholder dividend obligation, net of income tax	(1,255)	(1,159)
Total amounts included in AOCI	357	299
Maximum future earnings to be recognized from closed block assets and liabilities	$ 3,583	$ 3,587